Employee Benefit Plans	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plans
Employee Benefit Plans

The Consolidated Balance Sheets reflect a net liability for the funded status of our domestic and foreign defined benefit pension plans. Our U.S. plans (comprised primarily of three significant plans) represent approximately 88% of our pension benefit obligation in each of the periods presented. Participants in one of the significant domestic plans have stopped earning benefits; this plan is referred to as "frozen" in the following narrative.

A summary of our pension obligations and funded status as of December 31 is as follows:

	2016	2015	2014
Change in Benefit Obligation
Benefit obligation, beginning of period	$290.3	$343.0	$287.0
Service cost	4.4	4.3	3.0
Interest cost	11.3	12.6	12.9
Plan participants’ contributions	.7	.7	.6
Actuarial loss (gain)	9.8	(17.4)	58.1
Benefits paid	(19.1)	(13.9)	(15.6)
Settlements	—	(35.7)	—
Foreign currency exchange rate changes	(4.4)	(3.3)	(3.0)
Benefit obligation, end of period	293.0	290.3	343.0
Change in Plan Assets
Fair value of plan assets, beginning of period	207.5	258.9	248.0
Actual return on plan assets	18.9	(1.7)	23.9
Employer contributions	9.8	1.8	4.1
Plan participants’ contributions	.7	.7	.6
Benefits paid	(19.1)	(13.9)	(15.6)
Settlements	—	(35.7)	—
Foreign currency exchange rate changes	(3.7)	(2.6)	(2.1)
Fair value of plan assets, end of period	214.1	207.5	258.9
Net funded status	$(78.9)	$(82.8)	$(84.1)
Funded status recognized in the Consolidated Balance Sheets
Other assets—sundry	$1.1	$1.3	$—
Other current liabilities	(.4)	(.4)	(.4)
Other long-term liabilities	(79.6)	(83.7)	(83.7)
Net funded status	$(78.9)	$(82.8)	$(84.1)

Accumulated and projected benefit obligation information at December 31 is recapped below:

	2016	2015	2014
Aggregated plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligation	$281.7	$274.7	$343.0
Accumulated benefit obligation	277.5	271.5	338.5
Fair value of plan assets	202.1	190.8	258.9
Aggregated plans with projected benefit obligations in excess of plan assets:
Projected benefit obligation	285.3	277.8	343.0
Fair value of plan assets	205.3	193.7	258.9
Accumulated benefit obligation for all defined benefit plans	280.5	274.3	338.5

Included in the above plans is a subsidiary’s unfunded supplemental executive retirement plan. This is a non-qualified plan, and these benefits are secured by insurance policies that are not included in the plan’s assets. Cash surrender values associated with these policies at December 31 were as follows:

	2016	2015	2014
Cash surrender values	$2.4	$2.3	$2.2

Comprehensive Income

Amounts and activity included in accumulated other comprehensive income associated with pensions are reflected below:

	December 31, 2015	2016 Amortization	2016 Net Actuarial loss	2016 Foreign currency exchange rates change	2016 Income taxes change	December 31, 2016
Net loss (gain) (before tax)	$92.1	$(4.5)	$3.8	$(.8)	$—	$90.6
Deferred income taxes	(34.0)	—	—	—	.6	(33.4)
Accumulated other comprehensive income (net of tax)	$58.1	$(4.5)	$3.8	$(.8)	$.6	$57.2

Of the amounts in accumulated other comprehensive income as of December 31, 2016, the portions expected to be recognized as components of net periodic pension cost in 2017 are as follows:

Net loss	$4.5

Net Pension (Expense) Income

Components of net pension (expense) income for the years ended December 31 were as follows:

	2016	2015	2014
Service cost	$(4.4)	$(4.3)	$(3.0)
Interest cost	(11.3)	(12.6)	(12.9)
Expected return on plan assets	12.9	16.5	15.9
Amortization of prior service cost	—	—	(.3)
Recognized net actuarial loss	(4.5)	(5.2)	(2.8)
Settlements	—	(12.1)	—
Net pension (expense) income	$(7.3)	$(17.7)	$(3.1)
Weighted average assumptions for pension costs:
Discount rate used in net pension costs	4.1%	3.8%	4.6%
Rate of compensation increase used in pension costs	3.5%	3.5%	3.8%
Expected return on plan assets	6.5%	6.6%	6.7%
Weighted average assumptions for benefit obligation:
Discount rate used in benefit obligation	3.8%	4.1%	3.8%
Rate of compensation increase used in benefit obligation	3.5%	3.5%	3.5%

Assumptions used for U.S. and international plans were not significantly different.

We use the average of the Citigroup Pension Discount Curve rate and Merrill Lynch AA-AAA 10-year Bond Index rate to determine the discount rate used for our significant pension plans (rounded to the nearest 25 basis points). The Citigroup Pension Discount Curve rate is a calculated rate using yearly spot rates matched against expected future benefit payments. The Merrill Lynch Index rate is based on the weighted average yield of a portfolio of high grade Corporate Bonds with an average duration approximating the plans’ projected benefit payments, adjusted for any callable bonds included in the portfolio. The discount rates used for our other, primarily foreign, plans are based on rates appropriate for the respective country and the plan obligations.

The overall, expected long-term rate of return is based on each plan’s historical experience and our expectations of future returns based upon each plan’s investment holdings, as discussed below.

Pension Plan Assets

The fair value of our major categories of pension plan assets is disclosed below using a three level valuation hierarchy that separates fair value valuation techniques into the following categories:

•	Level 1: Quoted prices for identical assets or liabilities in active markets.

•	Level 2: Other significant inputs observable either directly or indirectly (including quoted prices for similar securities, interest rates, yield curves, credit risk, etc.).

•	Level 3: Unobservable inputs that are not corroborated by market data.

Presented below are our major categories of investments for the periods presented:

	Year Ended December 31, 2016				Year Ended December 31, 2015
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Mutual and pooled funds
Fixed income	$46.4	$—	$—	$46.4	$54.0	$—	$—	$54.0
Equities	120.6	—	—	120.6	110.1	—	—	110.1
Stable value funds	—	35.1	—	35.1	—	37.9	—	37.9
Money market funds, cash and other	12.0	—	—	12.0	5.5	—	—	5.5
Total investments at fair value	$179.0	$35.1	$—	$214.1	$169.6	$37.9	$—	$207.5

Plan assets are invested in diversified portfolios of equity, debt and government securities, as well as a stable value fund. The aggregate allocation of these investments is as follows:

	2016	2015
Asset Category
Equity securities	56%	53%
Debt securities	22	26
Stable value funds	16	18
Other, including cash	6	3
Total	100%	100%

Our investment policy and strategies are established with a long-term view in mind. We strive for a sufficiently diversified asset mix to minimize the risk of a material loss to the portfolio value due to the devaluation of any single investment. In determining the appropriate asset mix, our financial strength and ability to fund potential shortfalls that might result from poor investment performance are considered. Approximately 55% of our significant plans (the "frozen plans") are employing a Liability Driven Investment strategy and have a target allocation of 60% fixed income and 40% equities. The remaining significant plans (the "active" plans) have a target allocation of 75% equities and 25% fixed income, as historical equity returns have tended to exceed bond returns over the long term.

Assets of our domestic plans represent the majority of plan assets and are allocated to seven different investments.

Six are mutual funds, all of which are passively managed low-cost index funds, and include:

•	U.S. Total Stock Market Index: Large -, mid-, and small-cap equity diversified across growth and value styles.

•	U.S. Large-Cap Index: Large-cap equity diversified across growth and value styles.

•	U.S. Small-Cap Index: Small-cap equity diversified across growth and value styles.

•	World ex US Index: International equity; broad exposure across developed and emerging non-US equity markets around the world.

•	Long-term Bond Index: Diversified exposure to the long-term, investment-grade U.S. bond market.

•	Extended Duration Treasury Index: Diversified exposure to U.S. treasuries with maturities of 20-30 years.

The Stable value fund consists of a fixed income portfolio offering consistent return and protection against interest rate volatility.

Settlements

In October 2015, we offered a voluntary one-time lump-sum payment option to certain eligible terminated vested participants in our U.S. defined benefit pension plans that, if accepted, would settle our obligation to them. The program provided participants with a one-time choice to receive a lump-sum settlement of their remaining pension benefit. As part of this voluntary lump-sum program, we settled $35.7 of pension obligations for U.S. retirees in 2015. This was paid from plan assets and did not require a cash contribution from the company. As a result of these settlements, we recorded settlement losses of $12.1 ($7.5 net of tax) reflecting the accelerated recognition of unamortized losses in the plan proportionate to the obligation that was settled. These settlement charges were recorded in "Cost of goods sold" and "Selling and administrative expenses" with a corresponding balance sheet reduction in "Accumulated other comprehensive income (loss)" for the year ended December 31, 2015.

Future Contributions and Benefit Payments

We expect to contribute $5.8 to our defined benefit pension plans in 2017.

Estimated benefit payments, expected over the next ten years are as follows:

2017	$16.2
2018	16.2
2019	16.1
2020	16.1
2021	16.3
2022-2026	84.1

Other Benefit Plans

Total expense from continuing operations for defined contribution plans was as follows:

	2016	2015	2014
Defined contribution plans	$6.1	$6.8	$7.3

We have limited participation in two union-sponsored, defined benefit, multi-employer pension plans. These plans are not administered by us, and contributions are determined in accordance with provisions of negotiated labor contracts.  Aggregate contributions to these plans were less than $.8 for each of the years presented.

In addition to regular contributions, we could be obligated to pay additional contributions (known as complete or partial withdrawal liabilities) if a plan has unfunded vested benefits.  Factors that could impact the funded status of these plans include investment performance, changes in the participant demographics, financial stability of contributing employers and changes in actuarial assumptions.  Withdrawal liability triggers could include a plan's termination, a withdrawal of substantially all employers, or our voluntary withdrawal from the plan (such as decision to close a facility or the dissolution of a collective bargaining unit). We have a very small share of the liability among the participants of these plans. Based upon the information available from plan administrators, both of the multi-employer plans in which we participate are underfunded and estimate our aggregate share of potential withdrawal liability for both plans to be $23.1. We have not recorded any material withdrawal liabilities for the years presented.